PRIVATE PLACEMENT (Details Narrative) - TKB CRITICAL TECHNOLOGIES 1 - USD ($)		8 Months Ended	12 Months Ended
	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award
Proceeds from sale of Private Warrants		$ 10,750,000	$ 0
Private Placement
Share-Based Compensation Arrangement by Share-Based Payment Award
Warrant price (in dollars per share)	$ 1.00
Private Placement | Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award
Warrant price (in dollars per share)	$ 11.50
Private Placement | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award
Warrants issued (in shares)	10,750,000		10,750,000
Warrant price (in dollars per share)	$ 1.00
Proceeds from sale of Private Warrants	$ 10,750,000